Schedule of Concentration Risk of Gross Accounts Receivable From Owned Fleet (Detail) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	11.20%	21.30%
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	17.10%	10.70%